CERTAIN TRANSACTIONS (Details 1) shares in Millions, $ in Millions	9 Months Ended
Sep. 30, 2016 USD ($) shares
Business Acquisition [Line Items]
Business Acquisition Date Of Acquisition Agreement1	Jul. 27, 2015
Japanese Venture [Member]
BusinessCombinationConsiderationTransferredAbstract
Net Assets Acquired	$ 1,800
Actavis [Member]
BusinessCombinationConsiderationTransferredAbstract
Acquisition Cash Consideration	$ 33,400
Shares issued as consideration for the acquisition | shares	100.3